Other Provisions - Additional Information (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 PEN (S/)	Dec. 31, 2017 PEN (S/)
Disclosure of other provisions [line items]
Other provisions	S/ 429,366		S/ 328,435			S/ 109,608	S/ 46,324
Litigation settlement | $		$ 14,650,000
percentage of interest on litigation	5.00%	5.00%
Administrative process Indecopi [member]
Disclosure of other provisions [line items]
Present value of the estimated provision	S/ 24,000
Maximum estimated provision	39,000
Cumbra Peru S.A [Member]
Disclosure of other provisions [line items]
Interest payable	2,200			$ 600,000
Legal Claims Of Civil Labour Administrative Litigation Nature [Member]
Disclosure of other provisions [line items]
Estimated other provision	76,000		68,500
Legal proceedings provision [member]
Disclosure of other provisions [line items]
Present value of the estimated provision	216,300		154,000
Other provisions	376,417		278,319			S/ 84,728	S/ 23,364
Termination of the Legal class action | $				20,000,000
Legal proceedings provision [member] | Cumbra Peru S.A [Member]
Disclosure of other provisions [line items]
Claims received from clients	41,400		46,000
Professional Liability [member].
Disclosure of other provisions [line items]
Other provisions	53,100		S/ 49,800	14,700,000	$ 15,000,000
Interest payable	900			$ 200,000
Payments made towards other provisions	S/ 1,100	$ 300,000
Payments Covered By The Company | $		$ 5,000,000